Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

The income tax benefit attributable to loss before income taxes for the years ended December 31, 2018 and 2017 is as follows:

	Years Ended December 31,
	2018	2017
Current:
State	$(93,000)	$(1,789,000)
Total current tax benefit	(93,000)	(1,789,000)

Total deferred tax benefit	-	-
Income tax benefit	$(93,000)	$(1,789,000)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax benefit computed at the statutory tax rate to the Company’s effective tax rate for the years ended December 31, 2018 and 2017 is as follows:

	Years Ended December 31,
	2018	2017
U.S. federal statutory rate	21.00%	35.00%
State taxes	5.25%	(21.84)%
Sale of NJ NOLS and credits	(2.78)%	(68.91)%
Change in federal statutory rate	-%	(441.07)%
Stock based compensation	(1.96)%	(5.48)%
Other permanent difference due to sale of NJ NOLs and credits	-%	(24.12)%
Federal research and development credits	2.28%	2.24%
Other	(0.11)%	(12.46)%
Valuation allowance	(26.46)%	467.73%
Effective tax rate	(2.78)%	(68.91)%

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$18,671,000	$17,907,000
Research and development credits	1,399,000	1,322,000
Nonqualified stock option compensation expense	497,000	453,000
Other temporary book - tax differences	58,000	125,000
Total deferred tax assets	20,625,000	19,807,000

Deferred tax liabilities:
Fixed and intangible asset basis difference	(21,000)	-
Total deferred tax liabilities	(21,000)	-

Deferred tax assets (liabilities), net	20,604,000	19,807,000
Valuation allowance for deferred tax assets	(20,604,000)	(19,807,000)
Deferred tax assets (liabilities), net after valuation allowance	$-	$-